Earnings (loss) per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (loss) per share
Weighted average number of outstanding shares	174,860,545	118,332,562	60,022,714
Treasury shares	21,268	49,882	48,228
Weighted average number of outstanding shares (without Treasury shares)	174,839,276	118,282,679	59,974,486
Net loss (in thousands of euros)	€ (24,216)	€ (31,164)	€ (25,517)
Basic loss per share (Euro/share)	€ (0.14)	€ (0.26)	€ (0.43)
Diluted loss per share (Euro/share)	€ (0.14)	€ (0.26)	€ (0.43)